Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenue	$ 2,925,151		$ 2,888,607		$ 2,817,465
Airborne Systems
Revenue from External Customer [Line Items]
Revenue	1,133,101		1,054,468		969,446
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue	309,287		374,487		405,294
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue	1,071,370		1,017,638		996,382
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue	313,904		324,135		300,158
Others
Revenue from External Customer [Line Items]
Revenue	$ 97,489	[1]	$ 117,879	[1]	$ 146,185	[1]

[1]	Mainly non-defense engineering and production services.